Business Acquisitions - Narrative (Detail) - USD ($)		1 Months Ended			12 Months Ended
	Nov. 30, 2018	Dec. 31, 2018	Nov. 30, 2018	Nov. 30, 2017	Dec. 31, 2018	Oct. 31, 2018	Dec. 31, 2017	Nov. 01, 2017	Dec. 31, 2016
Business Acquisition [Line Items]
Goodwill		$ 359,045,000			$ 359,045,000		$ 179,314,000		$ 139,983,000
Acquisition costs					0
Linetec
Business Acquisition [Line Items]
Goodwill	$ 188,500,000		$ 188,500,000
Net consideration of acquisition less assumed debt	326,600,000		326,600,000	$ 99,000,000
Acquired intangible assets	$ 89,300,000		89,300,000
Acquired intangible assets, weighted average useful life	19 years
Acquisition costs					$ 6,900,000
Linetec | Customer relationships
Business Acquisition [Line Items]
Acquired intangible assets	$ 79,000,000		79,000,000
Acquired intangible assets, weighted average useful life	20 years
Linetec | Trade Names
Business Acquisition [Line Items]
Acquired intangible assets	$ 10,000,000		10,000,000
Acquired intangible assets, weighted average useful life	15 years
Linetec | Customer Contracts
Business Acquisition [Line Items]
Acquired intangible assets	$ 300,000		$ 300,000
Acquired intangible assets, weighted average useful life	1 year
Neuco
Business Acquisition [Line Items]
Goodwill								$ 32,200,000
Net consideration of acquisition less assumed debt								99,300,000
Acquired intangible assets								44,800,000
Acquisition costs				$ 2,600,000
Goodwill expected tax deductible amount								$ 32,000,000
Centuri | Linetec
Business Acquisition [Line Items]
Percentage of voting interests acquired	80.00%		80.00%
Business combination consideration	$ 326,600,000		$ 75,600,000
Subsequent collection of acquiree's unbilled receivable	30,000,000		30,000,000
Acquiree's liabilities related to future payments to employees	29,600,000		$ 29,600,000
Consideration held back for estimated purchase price and working capital adjustment to be paid	16,900,000
Consideration transferred related to future estimated tax payments	$ 24,100,000
Payment to acquiree's employees		$ 25,000,000
Linetec
Business Acquisition [Line Items]
Ownership percentage by noncontrolling owners	20.00%		20.00%
Secured Revolving Credit Facility and Term Loan | Centuri
Business Acquisition [Line Items]
Credit facility maximum borrowing capacity	$ 590,000,000		$ 590,000,000			$ 450,000,000